Income Taxes (Schedule of Reconciliation between Effective Income Tax Rate and PRC Statutory Income tax Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between the statutory EIT rate and the effective tax rate
PRC Statutory income tax rates (as a percent)	25.00%	25.00%	25.00%
Change in valuation allowance (as a percent)	(17.30%)	(23.20%)	(22.50%)
Permanent book - tax difference (as a percent)	(4.00%)	1.00%	(0.10%)
Difference in EIT rates of certain subsidiaries (as a percent)	(5.80%)	(2.00%)	(3.10%)
Effect of tax holiday (as a percent)	0.00%	(0.70%)	0.70%
Total (as a percent)	(2.10%)	0.10%	0.00%